Borrowings (Details) - JPY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument
Time deposits pledged as collateral	¥ 26,000,000		¥ 81,526,000
Borrowings (Due through 2035 with weighted average interest rates of 0.97% as of December 31, 2022, due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021)	748,937,000		908,840,000
Current portion of borrowings	(99,168,000)		(162,252,000)
Total borrowings	¥ 1,149,769,000		¥ 746,588,000
Weighted average interest rates	1.12%		0.66%
Number of shares granted		450,000
Exercise price, per share		¥ 752
Time Deposits
Debt Instrument
Time deposits pledged as collateral			¥ 20,026,000
Other Assets
Debt Instrument
Time deposits pledged as collateral			¥ 61,500,000
Japanese financial institutions unsecured bank loans | Minimum
Debt Instrument
Fixed interest rates	0.20%		0.20%
Japanese financial institutions unsecured bank loans | Maximum
Debt Instrument
Fixed interest rates	3.30%		3.30%
Convertible bonds
Debt Instrument
Fixed interest rates	5.00%
Corporate convertible bond	¥ 500,000,000
Number of shares granted	40
Value of one share option attached to each bond	¥ 12,500,000
Exercise price, per share	¥ 755